Risk and Capital Management - Summary of Financial Assets Individually Evaluated Classified by Rating (Detail)	12 Months Ended
	Dec. 31, 2020 BRL (R$)	Dec. 31, 2019 BRL (R$)	Dec. 31, 2020 USD ($)
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 1,000,949,000,000	R$ 765,719,000,000
Other financial assets, individually evaluated, classified by rating, percentage	100.00%	100.00%
Low [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 991,997,000,000	R$ 758,517,000,000
Medium [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	6,588,000,000	4,673,000,000
High [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	2,364,000,000	2,529,000,000
Interbank deposits and securities purchased under agreements to resell [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 295,628,000,000	R$ 233,011,000,000
Other financial assets, individually evaluated, classified by rating, percentage	29.50%	30.40%
Interbank deposits and securities purchased under agreements to resell [Member] | Low [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 295,334,000,000	R$ 233,011,000,000
Interbank deposits and securities purchased under agreements to resell [Member] | High [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating | $			$ 294
Financial assets at fair value through profit or loss [member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 129,804,000,000	R$ 133,119,000,000
Other financial assets, individually evaluated, classified by rating, percentage	13.00%	17.40%
Financial assets at fair value through profit or loss [member] | Low [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 123,553,000,000	R$ 127,251,000,000
Financial assets at fair value through profit or loss [member] | Medium [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	4,396,000,000	3,721,000,000
Financial assets at fair value through profit or loss [member] | High [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	1,855,000,000	2,147,000,000
Financial assets designated at fair value through profit or loss [member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 465,575,000,000	R$ 322,929,000,000
Other financial assets, individually evaluated, classified by rating, percentage	46.50%	42.20%
Financial assets designated at fair value through profit or loss [member] | Low [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 463,168,000,000	R$ 321,595,000,000
Financial assets designated at fair value through profit or loss [member] | Medium [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	2,192,000,000	952,000,000
Financial assets designated at fair value through profit or loss [member] | High [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	215,000,000	382,000,000
Available-for-sale financial assets [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 109,942,000,000	R$ 76,660,000,000
Other financial assets, individually evaluated, classified by rating, percentage	11.00%	10.00%
Available-for-sale financial assets [Member] | Low [Member]
Disclosure of financial assets individually evaluated classified by rating [Line Items]
Other financial assets, individually evaluated, classified by rating	R$ 109,942,000,000	R$ 76,660,000,000